Exploration and Evaluation of Oil and Gas Reserves - Summary of Aging Capitalized Exploratory and Well Costs by Year (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Well	Dec. 31, 2017 USD ($)
Disclosure of Detailed Information About Exploration and Evaluation of Oil and Gas [line items]
Capitalized costs | $	$ 4,047	$ 4,411
Number of wells | Well	74
Aging of capitalized exploratory well costs period one [member]
Disclosure of Detailed Information About Exploration and Evaluation of Oil and Gas [line items]
Capitalized costs | $	$ 52
Number of wells | Well	2
Aging of capitalized exploratory well costs period two [member]
Disclosure of Detailed Information About Exploration and Evaluation of Oil and Gas [line items]
Capitalized costs | $	$ 288
Number of wells | Well	4
Aging of capitalized exploratory well costs period three [member]
Disclosure of Detailed Information About Exploration and Evaluation of Oil and Gas [line items]
Capitalized costs | $	$ 806
Number of wells | Well	16
Aging of capitalized exploratory well costs period four [member]
Disclosure of Detailed Information About Exploration and Evaluation of Oil and Gas [line items]
Capitalized costs | $	$ 1,041
Number of wells | Well	16
Aging of capitalized exploratory well costs period five [member]
Disclosure of Detailed Information About Exploration and Evaluation of Oil and Gas [line items]
Capitalized costs | $	$ 1,860
Number of wells | Well	36